Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31
	2012	2011

Income tax provision (benefit):
Current:
Federal	$--	$--
State	--	--
Total current	--	--

Deferred:
Federal	1,946	(3,429)
State	45	(1,205)
Valuation allowance	(1,991)	4,634
Total deferred	--	--

Total	$--	$--

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31
	2012		2011

Taxes at statutory rate	$258	34.0%	$(6,471)	34.0%
Increase (decrease) resulting from:
State income tax—net	33	4.3	(816)	4.3
Section 382 write-down	2,381	315.5	3,123	(16.4)
Change in valuation allowance	(1,991)	(263.8)	4,634	(24.4)
Earnings on life
insurance policies	(269)	(35.6)	(262)	1.4
Nontaxable investments	(409)	(54.1)	(263)	1.4
Other—net	(3)	(.3)	55	(0.3)

Total	$--	0.0%	$--	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Deferred tax assets:
Allowance for loan and lease losses	$9,369	$11,532
Real estate owned	6,810	9,146
Section 382 net operating loss carryforward	2,527	2,665
Net operating loss carryforward	3,930	1,316
Nonaccrual loan interest	676	723
Other	313	348

Total deferred tax assets	23,625	25,730
Valuation allowance	(22,859)	(24,850)
Deferred tax asset, net of allowance	766	880

Deferred tax liabilities:
Office properties	(580)	(724)
Federal Home Loan Bank stock	(22)	(33)
Pension plan contribution	(83)	--
Prepaid expenses	(81)	(123)

Total deferred tax liabilities	(766)	(880)

Net deferred tax asset (liability)	$--	$--